Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 343	$ 555
Additions based on tax positions related to the current year	31	42
Additions for tax positions of prior years	46	81
Reductions for tax positions of prior years	(72)	(304)
Reductions for tax positions as a result of lapse of statute	(10)	(12)
Settlements	(13)	(19)
Balance, end of year	$ 325	$ 343